UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005
						------------------

Check here if Amendment [  ];	Amendment Number:

	This Amendment (Check only one.):	[ ] is a restatement.

					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	Tesuji Partners LLC
Address:111 Upper Shad Road
	Pound Ridge, New York 10576

Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jean-Pierre Vaganay
Title:	Agent
Phone:	212-333-3353

Signature, Place, and Date of Signing:

/s/	Jean-Pierre Vaganay	New York, NY	August 5, 2005
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		5

Form 13F Information Table Value Total:		379,123
                                              -----------
					      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]


				Form 13F Information Table for Tesuji Partners LLC


Name of            Class      Cusip      Value        Shrs or      Sh/Pm     Put/    Investment Other      Voting Authority
Issuer                                   (x$1,000)    Pm Amt                 Call    Discretion Managers   Sole         Share

Iron Mountain      common     462846106   108,893     3,510,400     Sh               Sole                  3,510,400
                   stock

Golden West
Financial Corp     common     381317106   71,552      1,111,400     Sh               Sole                  1,111,400
                   stock

Kinder Morgan      common     49455P101   100,747     1,210,900     Sh               Sole                  1,210,900
                   stock

Spectra Site Inc   common     84761M104    45,153       606,644     Sh               Sole                    606,644
                   stock

American Tower     common     029912201    52,778     2,510,860     Sh               Sole                  2,510,860
                   stock

                                          379,123



* Numbers based on market value as of 06/30/05
